Related Paty Transactions (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
NSPML | Regulated
Related Party Transaction [Line Items]
Purchases from Related Party	$ 139	$ 107
M&NP | Non-Regulated
Related Party Transaction [Line Items]
Purchases from Related Party	$ 18	$ 63